Parent Company Financial Statements - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ 10,481	$ 8,163
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in accrued interest payable	783	89
Increase in other assets	276	(402)
Net cash provided by operating activities	21,569	11,030
Cash flows from investing activities:
Net cash used in investing activities	(143,077)	(155,601)
Cash flows from financing activities:
Issuance of long term subordinated debt	40,000
Share based awards and exercises	6	140
Net cash provided by financing activities	136,927	133,017
Net change in cash and cash equivalents	15,419	(11,554)
Cash and cash equivalents at beginning of period	23,952	35,506
Cash and cash equivalents at end of period	39,371	23,952
Parent Company | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net income	10,481	8,163
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(10,562)	$ (8,163)
Increase in accrued interest payable	78
Increase in other assets	(40)
Net cash provided by operating activities	(43)
Cash flows from investing activities:
Investment in subsidiaries	(38,804)
Net cash used in investing activities	(38,804)
Cash flows from financing activities:
Issuance of long term subordinated debt	39,051
Notes repaid (received) for common stock	(59)
Net purchase of treasury stock through publicly announced plans	(3)
Share based awards and exercises	6
Net cash provided by financing activities	38,995
Net change in cash and cash equivalents	148
Cash and cash equivalents at end of period	$ 148